Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule Of Intangible Assets

Identifiable acquisition-related intangible assets as of December 31, 2014 and June 30, 2014 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
December 31, 2014
Finite-Lived Intangible Assets
Customer relationships	$822.0	$(125.5)	$696.5
Trade names	0.1	—	0.1
Underlying rights	1.7	(0.1)	1.6

Total	823.8	(125.6)	698.2
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying Rights	17.7	—	17.7

Total	$845.0	$(125.6)	$719.4

June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789.2	$(104.2)	$685.0
Trade names	0.1	—	0.1
Underlying rights	1.8	(0.1)	1.7

Total	791.1	(104.3)	686.8
Indefinite-Lived Intangible Assets
Certifications	3.5	—	3.5
Underlying rights	19.4	—	19.4

Total	$814.0	$(104.3)	$709.7

Identifiable acquisition-related intangible assets as of June 30, 2013 and 2014 were as follows:

	Gross Carrying Amount	Accumulated Amortization	Net
June 30, 2013
Finite-Lived Intangible Assets
Customer relationships	$721,659	$(86,407)	$635,252
Tradenames	1,179	(590)	589
Underlying rights	1,075	(54)	1,021

	723,913	(87,051)	636,862
Indefinite-Lived Intangible Assets
Certifications	3,488	—	3,488

Total	$727,401	$(87,051)	$640,350

June 30, 2014
Finite-Lived Intangible Assets
Customer relationships	$789,210	$(104,187)	$685,023
Tradenames	85	(11)	74
Underlying rights	1,760	(116)	1,644

	791,055	(104,314)	686,741
Indefinite-Lived Intangible Assets
Underlying rights	19,426	—	19,426
Certifications	3,488	—	3,488

Total	$813,969	$(104,314)	$709,655

Schedule of Estimated Future Amortization of Finite-Lived Intangible Assets	Estimated future amortization of finite-lived intangible assets is as follows:

Year Ended June 30,
2015	$46,547
2016	46,364
2017	46,364
2018	46,364
2019	46,364
Thereafter	454,738

Total	$686,741